SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of Shareholders' Equity

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	2022	2021	2020
Beginning balance(a)	$(4,569)	$(4,395)	$(4,818)
AOCI before reclasses – net of taxes of $144, $(90) and $(25)	(1,326)	(101)	(255)
Reclasses from AOCI – net of taxes of $0, $87 and $0(b)	—	(71)	691
AOCI	(1,326)	(172)	435
Less AOCI attributable to noncontrolling interests	(2)	2	2
Currency translation adjustments AOCI	$(5,893)	$(4,569)	$(4,386)

Beginning balance	$3,646	$(5,395)	$(7,024)
AOCI before reclasses – net of taxes of $597, $1,643 and $(283)	2,117	6,225	(1,256)
Reclasses from AOCI – net of taxes of $216, $793 and $805(b)	772	2,819	2,888
AOCI	2,889	9,044	1,632
Less AOCI attributable to noncontrolling interests	3	3	4
Benefit plans AOCI	$6,531	$3,646	$(5,395)

Beginning balance(a)	$5,172	$6,471	$109
AOCI before reclasses – net of taxes of $(1,861), $(386) and $21(c)	(7,135)	(1,343)	(39)
Reclasses from AOCI – net of taxes of $(20), $23 and $(25)(b)	36	44	(39)
AOCI	(7,099)	(1,299)	(78)
Investment securities and cash flow hedges AOCI	$(1,927)	$5,172	$32

Beginning balance(a)	$(9,109)	$(11,708)	$—
AOCI before reclasses – net of taxes of $2,160, $691 and $0	8,126	2,599	—
Reclasses from AOCI – net of taxes of $0, $0 and $0	—	—	—
AOCI	8,126	2,599	—
Long-duration insurance contracts AOCI	$(983)	$(9,109)	$—

AOCI at December 31	$(2,272)	$(4,860)	$(9,749)

Dividends declared per common share	$0.32	$0.32	$0.32
(a)The 2021 beginning balance of currency translation adjustments, investment securities and long-duration insurance contracts changed as a result of the adoption of ASU 2018-12, Financial Services - Insurance (Topic 944): Targeted improvements to the Accounting for Long-Duration Contracts, on the transition date of January 1, 2021. See Note 1 for further information.
(b)The total reclassification from AOCI included $836 million, including currency translation of $688 million, net of taxes, in 2020, related to the sale of our BioPharma business within our HealthCare segment.
(c)Included adjustment of $(1,979) million for the year ended December 31, 2020, related to insurance liabilities and annuity benefits in our run-off insurance operations to reflect the effects that would have been recognized had the related unrealized investment security gains been realized. See Note 1 for further information.